March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.1%
iShares Core MSCI Total International Stock ETF	18,437,571	$ 1,597,431,151
iShares Enhanced Roll Yield Index Fund	22,230,393	280,992,169
iShares FTSE NAREIT All Equity REITs Index Fund	7,240,353	69,652,192
iShares Global Infrastructure ETF(b)	3,068,358	205,579,986
Large Cap Index Master Portfolio	$2,795,782,057	2,795,782,057
Master Small Cap Index Series	$56,147,818	56,147,818
		5,005,585,373
Fixed-Income Funds — 60.0%
iShares 0-5 Year TIPS Bond ETF(b)	11,951,753	1,236,169,813
iShares U.S. Intermediate Credit Bond Index Fund	78,830,256	796,973,892
iShares U.S. Intermediate Government Bond Index Fund	266,563,811	2,654,975,559
iShares U.S. Long Credit Bond Index Fund	31,465,953	280,046,983
iShares U.S. Long Government Bond Index Fund	117,738,905	900,702,619
iShares U.S. Securitized Bond Index Fund	168,212,629	1,619,887,617
		7,488,756,483

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(a)(c)(d)	20,542,569	$ 20,546,677
Total Investments — 100.3% (Cost: $9,208,343,393)		12,514,888,533
Liabilities in Excess of Other Assets — (0.3)%		(31,436,064)
Net Assets — 100.0%		$ 12,483,452,469

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 20,547,647 (a)	$ —	$ (970)	$ —	$ 20,546,677	20,542,569	$ 1,904 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,675,633	—	(3,675,633)(a)	—	—	—	—	101,401	—
iShares 0-5 Year TIPS Bond ETF	1,271,735,917	16,560,608	(64,923,356)	1,006,852	11,789,792	1,236,169,813	11,951,753	—	—
iShares Core MSCI Total International Stock ETF	1,673,463,315	97,710,971	(224,843,585)	84,605,028	(33,504,578)	1,597,431,151	18,437,571	—	—
iShares Enhanced Roll Yield Index Fund	296,173,871	24,212	(78,995,068)	12,462,455	51,326,699	280,992,169	22,230,393	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	73,979,037	5,488	(7,189,139)	(146,556)	3,003,362	69,652,192	7,240,353	—	—
iShares Global Infrastructure ETF	198,190,223	17,047	(10,688,322)	1,368,610	16,692,428	205,579,986	3,068,358	—	—
iShares U.S. Intermediate Credit Bond Index Fund	854,737,183	9,607,524	(56,779,314)	723,208	(11,314,709)	796,973,892	78,830,256	9,431,224	—
iShares U.S. Intermediate Government Bond Index Fund	2,793,314,986	65,507,773	(184,758,594)	(323,435)	(18,765,171)	2,654,975,559	266,563,811	23,958,818	—
iShares U.S. Long Credit Bond Index Fund	303,604,487	4,064,757	(20,793,022)	(2,291,542)	(4,537,697)	280,046,983	31,465,953	3,993,052	—
iShares U.S. Long Government Bond Index Fund	937,376,565	28,627,687	(54,125,177)	(7,006,531)	(4,169,925)	900,702,619	117,738,905	10,313,395	—
iShares U.S. Securitized Bond Index Fund	1,731,593,494	20,873,078	(124,012,928)	(4,152,011)	(4,414,016)	1,619,887,617	168,212,629	16,117,828	—

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 2,975,960,013	$ —	$ (21,207,264)(a)(d)	$ 50,875,640	$ (209,846,332)	$ 2,795,782,057	$2,795,782,057	$ 38,540,386	$ —
Master Small Cap Index Series	66,089,657	—	(10,347,562)(a)(d)	2,402,761	(1,997,038)	56,147,818	$56,147,818	815,338	—
				$ 139,523,509	$ (205,737,185)	$ 12,514,888,533		$ 103,273,346	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 2,153,655,498	$ —	$ —	$ 2,153,655,498
Fixed-Income Funds	7,488,756,483	—	—	7,488,756,483
Money Market Funds	20,546,677	—	—	20,546,677
	$9,662,958,658	$—	$—	9,662,958,658
Investments Valued at NAV(a)				2,851,929,875
				$ 12,514,888,533

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments